Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2022	Mar. 31, 2022
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 36,876	¥ 29,717
Payables under securities lending transactions	991	1,097
Obligations to return securities received as collateral	6,752	6,826
Total	44,619	37,640
Japanese national government and Japanese government agency bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	14,908	7,486
Payables under securities lending transactions	314	359
Obligations to return securities received as collateral	3,500	4,199
Total	18,722	12,044
Foreign government and official institution bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	11,639	14,116
Payables under securities lending transactions	18	11
Obligations to return securities received as collateral	1,394	1,017
Total	13,051	15,144
Corporate bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	876	745
Payables under securities lending transactions	75	68
Obligations to return securities received as collateral	418	330
Total	1,369	1,143
Residential mortgage-backed securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	8,497	6,720
Payables under securities lending transactions	0	1
Obligations to return securities received as collateral	4	0
Total	8,501	6,721
Other debt securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	390	276
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	72	2
Total	462	278
Marketable equity securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	304	360
Payables under securities lending transactions	559	641
Obligations to return securities received as collateral	1,364	1,278
Total	2,227	2,279
Other
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	262	14
Payables under securities lending transactions	25	17
Obligations to return securities received as collateral	0	0
Total	¥ 287	¥ 31